SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL [abstract]
Schedule of classes of share capital
	As at December 31 2018	Movement	As at December 31 2019	Movement	As at December 31 2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Authorized, issued and fully paid:
Listed shares
- H shares	1,431,300	-	1,431,300	-	1,431,300
- A shares	5,652,237	-	5,652,237	-	5,652,237
Total	7,083,537	-	7,083,537	-	7,083,537